Accounts Receivable, net - Analysis of expected credit losses (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement [line items]
Carrying amount of accounts receivable	$ 235,829	$ 261,148
Loss allowance for lifetime expected credit	0	0
No Past Due
Statement [line items]
Carrying amount of accounts receivable	$ 231,676	$ 258,974
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due within 30 days
Statement [line items]
Carrying amount of accounts receivable	$ 3,591	$ 1,884
Weighted average loss rate	0.00%	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 31-60 days
Statement [line items]
Carrying amount of accounts receivable	$ 462	121
Weighted average loss rate	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 31-60 days | Bottom of range
Statement [line items]
Weighted average loss rate		0.00%
Past due 31-60 days | Top of range
Statement [line items]
Weighted average loss rate		32.15%
Past due 61-90 days
Statement [line items]
Carrying amount of accounts receivable	$ 9	$ 75
Weighted average loss rate	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 61-90 days | Bottom of range
Statement [line items]
Weighted average loss rate		0.00%
Past due 61-90 days | Top of range
Statement [line items]
Weighted average loss rate		47.02%
Past due 91-120 days
Statement [line items]
Carrying amount of accounts receivable	$ 0	$ 94
Weighted average loss rate	0.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due 91-120 days | Bottom of range
Statement [line items]
Weighted average loss rate		0.00%
Past due 91-120 days | Top of range
Statement [line items]
Weighted average loss rate		77.69%
Past due over 121 days
Statement [line items]
Carrying amount of accounts receivable	91	$ 0
Weighted average loss rate		100.00%
Loss allowance for lifetime expected credit	$ 0	$ 0
Past due over 121 days | Bottom of range
Statement [line items]
Weighted average loss rate	0.00%
Past due over 121 days | Top of range
Statement [line items]
Weighted average loss rate	100.00%